Long-Term Investments (Details) - USD ($)	12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Jun. 30, 2021
Long-Term Investments (Details) [Line Items]
Investment	$ 1,096,072		$ 310,000
Incurred net loss			195,048
Cash			$ 400,000
Equity interest rate			80.00%
Impairment of investment	$ 412,707
Maximum [Member]
Long-Term Investments (Details) [Line Items]
Profit earned rate			51.00%
Unrelated third party investor rate			51.00%
Minimum [Member]
Long-Term Investments (Details) [Line Items]
Profit earned rate			49.00%
Unrelated third party investor rate			49.00%
Liangxi [Member]
Long-Term Investments (Details) [Line Items]
Owned equity interest rate	49.00%
Meno [Member] | Maximum [Member]
Long-Term Investments (Details) [Line Items]
Owned equity interest rate			70.00%
Guokui [Member] | Minimum [Member]
Long-Term Investments (Details) [Line Items]
Owned equity interest rate			30.00%
Liangxi [Member]
Long-Term Investments (Details) [Line Items]
Incurred net loss	$ 136,915
Equity loss	$ 67,088